Income Taxes (Details) - Schedule of Components of the Income Tax Provision from Continuing Operations - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Components of the Income Tax Provision from Continuing Operations [Abstract]
Current	$ 8,099
Deferred	(49,375)	519,311
Total income tax expense (benefit)	$ (41,276)	$ 519,311